LEASES - Schedule of Maturity of operating leases (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 1,080	$ 1,248
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	177	186
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	164	168
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	149	160
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	142	145
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	106	139
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 342	$ 450